CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 219,658	$ 46,278
Trade and other receivables (Note 5)	15,690	10,108
Prepaids and deposits	2,942	1,858
Net investment in finance lease (Note 6)	99	92
Contract acquisition costs, net (Note 16)	1,345	605
Total current assets	239,734	58,941
Non-current assets:
Contract acquisition costs, net (Note 16)	1,456	698
Net investment in finance lease (Note 6)	270	324
Right-of-use asset, net (Note 7)	2,798	2,420
Property and equipment, net (Note 8)	2,290	1,477
Intangible assets, net (Note 9)	2,458	0
Goodwill (Note 10)	5,600	0
Total assets	254,606	63,860
Current liabilities:
Trade and other payables	16,121	9,589
Deferred revenue (Note 16)	28,331	17,997
Lease obligations (Note 7)	1,260	935
Borrowings (Note 11)	15	20
Total current liabilities	45,727	28,541
Non-current liabilities:
Contingent consideration (Note 4)	2,630	0
Lease obligations (Note 7)	2,544	2,479
Employee benefit obligations (Note 12)	2,330	1,443
Deferred tax liability (Note 19)	707	0
Borrowings (Note 11)	0	16
Total liabilities	53,938	32,479
Shareholders’ equity
Share capital (Note 13)	264,357	89,745
Contributed surplus	2,537	1,102
Accumulated other comprehensive income	1,699	805
Deficit	(67,925)	(60,271)
Total equity	200,668	31,381
Total liabilities and equity	$ 254,606	$ 63,860